SPDR® SERIES TRUST

SPDR ICE Preferred Securities ETF

SPDR S&P® Bank ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Software & Services ETF

(each, a “Fund”, and collectively, the “Funds”)

Supplement dated June 3, 2022 to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”) each dated October 31, 2021, as may be supplemented from time to time

Effectively immediately, (i) Michael Feehily no longer serves as a portfolio manager of the Funds, and (ii) Melissa Kapitulik no longer serves as a portfolio manager of the SPDR S&P® Bank ETF, SPDR S&P Oil & Gas Equipment & Services ETF and SPDR S&P Software & Services ETF. Mr. Feehily and Ms. Kapitulik each have been replaced as described in more detail below. Accordingly, effective immediately, the Prospectus, Summary Prospectuses and SAI are revised as follows:

1)	All references to Michael Feehily as a portfolio manager of the Funds in the Prospectus, Summary Prospectuses and SAI are deleted.

2)	All references to Melissa Kapitulik in the Prospectus, Summary Prospectuses and SAI are deleted.

3)

The “PORTFOLIO MANAGERS” section for the SPDR ICE Preferred Securities ETF beginning on page 20 of the Prospectus, and beginning on page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, Amy Scofield and Michael Finocchi.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Amy Scofield is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 2010.

Michael Finocchi is a Principal of the Adviser and a Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

4)	The “PORTFOLIO MANAGERS” section for the SPDR S&P Bank ETF on page 135 of the Prospectus, and beginning on page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, Ted Janowsky and Kala O’Donnell.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Ted Janowsky, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2005.

Kala O’Donnell is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

5)	The “PORTFOLIO MANAGERS” section for the SPDR S&P Oil & Gas Equipment & Services ETF on page 227 of the Prospectus, and page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, Thomas Coleman and Raymond Donofrio.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Thomas Coleman, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1998.

Raymond Donofrio is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2008.

6)	The “PORTFOLIO MANAGERS” section for the SPDR S&P Software and Services ETF beginning on page 257 of the Prospectus, and page 5 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, Thomas Coleman and Raymond Donofrio.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Thomas Coleman, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1998.

Raymond Donofrio is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2008.

7)

The “Portfolio Managers” table on page 312 of the Prospectus is revised in accordance with the Funds’ new portfolio management teams listed in items 3-6 above. In addition, the following biography for Mr. Coleman is added beneath the portfolio managers table on page 312 of the Prospectus:

Thomas Coleman, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this group, Mr. Coleman is the Emerging Markets Strategy leader and, as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international indices, including MSCI Emerging Markets and ACWI indices, as well as S&P Emerging Markets indices. Mr. Coleman is also responsible for domestic strategies benchmarked to Russell, Standard & Poor’s, and NASDAQ indices. Prior to assuming his current role in April 2004, he managed SSGA’s International Structured Products Group Operations Team. Mr. Coleman holds a Bachelor of Science in Finance and Accounting from Boston College and a Master of Business Administration from Babson College. He also earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc.

8)	The “Portfolio Management Team” table beginning on page 49 of the SAI is revised in accordance with the Funds’ new portfolio management teams listed in items 3-6 above.

9)	The following is added to the “Other Accounts Managed as of June 30, 2021” table beginning on page 52 of the SAI:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Other Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Assets Managed (billions)
Thomas Coleman†,**	131	$862.04	380	$727.98	520	$489.99	$2,080.00

†	Information for Mr. Coleman is provided as of April 30, 2022.
*	There are no performance-based fees associated with these accounts.
**	As of April 30, 2022, Mr. Coleman did not beneficially own any shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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